Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		₩ 1,810,129	₩ 1,358,345
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		747,261	920,935
Not Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		165,204	37,631
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		13,609	14,042
Loans and receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		738,707	718,674
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		1,960,227	2,318,027
Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		145,829	64,704
Trade and other receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		9,703,749	9,613,437
Financial guarantee contracts
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	[1]	₩ 3,338,566	₩ 1,310,817

[1]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.